Schedule of Investments - Virtus Private Credit Strategy ETF

July 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 59.4%
Financials - 59.4%
Ares Capital Corp.(1)	33,647	$704,568
Bain Capital Specialty Finance, Inc.	49,202	824,625
Barings BDC, Inc.	83,351	836,844
BlackRock TCP Capital Corp.	91,522	967,387
Blackstone Secured Lending Fund(1)	19,280	591,125
Capital Southwest Corp.	27,080	695,144
Carlyle Secured Lending, Inc.	38,947	687,804
CION Investment Corp.	55,885	685,150
Crescent Capital BDC, Inc.	45,236	856,770
Fidus Investment Corp.	41,908	820,140
FS KKR Capital Corp.	52,546	1,064,056
Gladstone Capital Corp.(1)	30,516	729,332
Gladstone Investment Corp.(1)	56,173	787,545
Goldman Sachs BDC, Inc.	64,821	971,667
Golub Capital BDC, Inc.	45,472	694,812
Hercules Capital, Inc.(1)	33,062	712,817
Horizon Technology Finance Corp.(1)	79,031	919,921
Main Street Capital Corp.(1)	11,005	563,236
MidCap Financial Investment Corp.	48,859	693,798
Monroe Capital Corp.	60,603	469,673
New Mountain Finance Corp.	69,214	858,254
Oaktree Specialty Lending Corp.	48,936	882,316
OFS Capital Corp.	46,236	399,017
Oxford Square Capital Corp.	145,134	438,305
PennantPark Floating Rate Capital Ltd.	78,370	876,960
PennantPark Investment Corp.(1)	110,476	805,370
Portman Ridge Finance Corp.	23,142	459,600
Prospect Capital Corp.(1)	187,388	1,019,391
Runway Growth Finance Corp.	77,020	911,917
Saratoga Investment Corp.(1)	38,001	888,463
Sixth Street Specialty Lending, Inc.	32,355	675,249
SLR Investment Corp.	52,862	827,819
Stellus Capital Investment Corp.(1)	60,534	849,292
TriplePoint Venture Growth BDC Corp.	143,493	1,267,043
WhiteHorse Finance, Inc.	69,351	826,664
Total Financials		27,262,074
Total Common Stocks
(Cost $28,197,545)		27,262,074
CLOSED-END FUNDS(2) - 38.4%
Ares Dynamic Credit Allocation Fund, Inc.	53,327	813,237
BlackRock 2037 Municipal Target Term Trust(1)	7,237	179,622
BlackRock Debt Strategies Fund, Inc.	63,139	694,529
BlackRock Floating Rate Income Strategies Fund, Inc.(1)	52,113	706,652
BlackRock Floating Rate Income Trust	49,901	657,695
BlackRock Income Trust, Inc.	67,791	822,983
BlackRock Innovation and Growth Term Trust	130,825	964,180
BlackRock Limited Duration Income Trust	53,446	754,658
Blackstone Senior Floating Rate Term Fund	46,730	667,772
Blackstone Strategic Credit Term Fund	56,762	683,982
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.(1)	61,020	543,688
Eaton Vance Floating-Rate Income Trust	49,304	663,632
Eaton Vance Senior Floating-Rate Trust(1)	52,702	693,031
Eaton Vance Senior Income Trust(1)	111,559	703,937
First Trust Senior Floating Rate Income Fund II	77,270	802,063
Invesco Dynamic Credit Opportunity Fund	2,107	23,135
Invesco Quality Municipal Income Trust(1)	47,603	479,838
Security Description	Shares	Value
CLOSED-END FUNDS(2) (continued)
Invesco Senior Income Trust(1)	205,837	$880,982
KKR Income Opportunities Fund(1)	61,563	885,276
Nuveen Credit Strategies Income Fund	150,705	863,540
Nuveen Floating Rate Income Fund	94,520	833,666
Oxford Lane Capital Corp.(1)	250,050	1,385,277
Pioneer Floating Rate Fund, Inc.	81,547	810,235
XAI Octagon Floating Rate Alternative Income Trust	155,451	1,097,484
Total Closed-End Funds
(Cost $17,613,719)		17,611,094
SECURITIES LENDING COLLATERAL - 9.8%
Money Market Fund - 9.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(3)(4)
(Cost $4,494,523)	4,494,523	4,494,523

TOTAL INVESTMENTS - 107.6%
(Cost $50,305,787)		49,367,691
Liabilities in Excess of Other Assets - (7.6)%		(3,482,438)
Net Assets - 100.0%		$45,885,253

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,776,137; total market value of collateral held by the Fund was $5,961,599. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,467,076.
(2)	Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2024.

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

July 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$27,262,074	$—	$—	$27,262,074
Closed-End Funds	17,611,094	—	—	17,611,094
Money Market Fund	4,494,523	—	—	4,494,523
Total	$49,367,691	$—	$—	$49,367,691